Related Party Transaction and Balance (Details) - Schedule of Transactions with Related Parties - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission		$ 391,060	$ 811,169	$ 741,336
Related Party [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission		7,119	89,743	735,401
Handling income on dividend collection		2,130	2,275	498
Interest income and other		1,438	10,162	5,593
Chan Sze Ho [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]	50
Handling income on dividend collection	[2]	10
Cheung Yuk Shan [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]	96	1,665	226
Handling income on custodian service	[3]	2,058	2,262
Handling income on dividend collection	[2]			13
Interest income and other	[4]		57	76
Fong Wai Lok, Raymond [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]			45
Handling income on dividend collection	[2]			13
Interest income and other	[4]			1,321
I Win Growth SPC – Fund 1 SP [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]		9,685	6,089
Investment management fee income	[5]		2,840	1,793
Interest income and other	[4]		4,117	191
Lau Kam Yan, Karen [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]	50	3,820	10,145
Interest income and other	[4]		1	1
Lobster Financial Holdings Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]		1,212	11,947
Interest income and other	[4]		271	90
Tse Tim [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission		5,528	71,605	688,205
Handling income on dividend collection		1	13	392
Interest income and other		1,422	4,897	3,361
Wu Hin Lun [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]	1,395	312	4,362
Handling income on dividend collection	[2]	41		13
Interest income and other	[4]	16	9	431
Zhu Jian Guo [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]		265	865
Handling income on custodian service	[3]	20
Interest income and other	[4]		782	93
Zhu Yun [Member]
Schedule of Transactions with Related Parties [Line Items]
Brokerage commission	[1]		1,179	13,517
Handling income on dividend collection	[2]			57
Interest income and other	[4]		28	29
Fung Yee Lin [Member]
Schedule of Transactions with Related Parties [Line Items]
Handling income on dividend collection	[2]			10
Smark Holding Limited [Member]
Schedule of Transactions with Related Parties [Line Items]
Other administrative expenses	[6]			$ 3,854

[1]	The amounts for the years ended March 31, 2024, 2023 and 2022 represented fees and commissions from securities brokerage services based on a fixed rate for each transaction.
[2]	The amounts for the years ended March 31, 2024, 2023 and 2022 represented handling income from dividend collection services rendered.
[3]	The amounts for the years ended March 31, 2024 and 2023 represented handling income from custodian services rendered.
[4]	The amounts for the years ended March 31, 2024, 2023 and 2022 represented interests charged on overdue receivables from related parties arising from brokerage transactions.
[5]	The amounts for the years ended March 31, 2023 and 2022 represented income from investment management services rendered.
[6]	The amount for the year ended March 31, 2022 represented other administrative expenses paid for management services.